Cash Reserve [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Cash Reserve | CASH RESERVE
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	2.14%	1.41%